Shareholder Report, Holdings (Details)	May 31, 2025
C000131515 | Taiwan Semiconductor ADRNone
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000131515 | JabilNone
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000131515 | Manila ElectricNone
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000131515 | Unilever ADRNone
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000131515 | Clicks GroupNone
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131515 | UltraTech CementNone
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131515 | Hikma PharmaceuticalsNone
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131515 | Delta ElectronicsNone
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000131515 | Bim Birlesik Magazalar ASNone
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000131515 | WEGNone
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000131515 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000131515 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000131515 | India
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000131515 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000131515 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000131515 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000131515 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000131515 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000131515 | Jordan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131515 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131515 | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000131515 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000131515 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000131515 | Health Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000131515 | Food & Drug Stores
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000131515 | Electronics Components
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000131515 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000131515 | Electronic Manufacturing Services & Original Design Manufacturer
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000131515 | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000131515 | Cement & Aggregates
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131515 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000079787 | Taiwan Semiconductor ADRNone
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000079787 | JabilNone
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000079787 | Manila ElectricNone
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000079787 | Unilever ADRNone
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000079787 | Clicks GroupNone
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079787 | UltraTech CementNone
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079787 | Hikma PharmaceuticalsNone
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079787 | Delta ElectronicsNone
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000079787 | Bim Birlesik Magazalar ASNone
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000079787 | WEGNone
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000079787 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000079787 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000079787 | India
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000079787 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000079787 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000079787 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000079787 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000079787 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000079787 | Jordan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079787 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079787 | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000079787 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000079787 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000079787 | Health Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000079787 | Food & Drug Stores
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000079787 | Electronics Components
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000079787 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000079787 | Electronic Manufacturing Services & Original Design Manufacturer
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000079787 | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000079787 | Cement & Aggregates
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079787 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000131514 | Taiwan Semiconductor ADRNone
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000131514 | AppleNone
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000131514 | MicrosoftNone
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000131514 | NvidiaNone
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000131514 | BroadcomNone
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000131514 | Alphabet, Class ANone
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000131514 | ASML Holding NYNone
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000131514 | IntuitNone
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131514 | Eli LillyNone
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131514 | Johnson Controls InternationalNone
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000131514 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000131514 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000131514 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000131514 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000131514 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000131514 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000131514 | Commercial & Residential Building Equipment & Systems
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000131514 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000131514 | Measurement Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000131514 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000131514 | Automotive Retailers
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000065109 | Taiwan Semiconductor ADRNone
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000065109 | AppleNone
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000065109 | MicrosoftNone
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000065109 | NvidiaNone
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000065109 | BroadcomNone
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000065109 | Alphabet, Class ANone
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000065109 | ASML Holding NYNone
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000065109 | IntuitNone
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000065109 | Eli LillyNone
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000065109 | Johnson Controls InternationalNone
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000065109 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000065109 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000065109 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000065109 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000065109 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000065109 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000065109 | Commercial & Residential Building Equipment & Systems
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000065109 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000065109 | Measurement Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000065109 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000065109 | Automotive Retailers
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000131513 | Taiwan Semiconductor ADRNone
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000131513 | MicrosoftNone
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000131513 | BroadcomNone
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131513 | Eli LillyNone
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000131513 | Johnson Controls InternationalNone
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000131513 | Rockwell AutomationNone
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000131513 | W.W. GraingerNone
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000131513 | Illinois Tool WorksNone
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131513 | NintendoNone
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000131513 | LindeNone
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000131513 | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000131513 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000131513 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000131513 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000131513 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000131513 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000131513 | Measurement Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000131513 | Industrial Wholesale & Rental
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000131513 | Basic & Diversified Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000131513 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131513 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012979 | Taiwan Semiconductor ADRNone
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000012979 | MicrosoftNone
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000012979 | BroadcomNone
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012979 | Eli LillyNone
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000012979 | Johnson Controls InternationalNone
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012979 | Rockwell AutomationNone
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000012979 | W.W. GraingerNone
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012979 | Illinois Tool WorksNone
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012979 | NintendoNone
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012979 | LindeNone
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012979 | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000012979 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000012979 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000012979 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000012979 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000012979 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000012979 | Measurement Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000012979 | Industrial Wholesale & Rental
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000012979 | Basic & Diversified Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000012979 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012979 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000160667 | Kuwait Financial Bank Tier 1PERPNone3.6
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000160667 | SA Global06/17/2031None2.694
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000160667 | Almarai Sukuk07/25/2033None5.233
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000160667 | Dar Al-Arkan Sukuk Co Lt02/25/2029None8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000160667 | EDO Sukuk Ltd07/03/2031None5.662
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000160667 | DP World SalaamPERPNone6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000160667 | Dubai Aerospace Enterprises DIFC02/15/2026None3.75
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000160667 | Majid Al Futtaim05/14/2029None4.638
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000160667 | EMAAR07/06/2031None3.7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000160667 | TNB Global Ventures11/01/2028None4.851
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000160667 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000160667 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000160667 | Government
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000160667 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000160667 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000160667 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000160667 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000160667 | Bank Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000160667 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000160667 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000160667 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000160666 | Kuwait Financial Bank Tier 1PERPNone3.6
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000160666 | SA Global06/17/2031None2.694
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000160666 | Almarai Sukuk07/25/2033None5.233
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000160666 | Dar Al-Arkan Sukuk Co Lt02/25/2029None8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000160666 | EDO Sukuk Ltd07/03/2031None5.662
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000160666 | DP World SalaamPERPNone6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000160666 | Dubai Aerospace Enterprises DIFC02/15/2026None3.75
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000160666 | Majid Al Futtaim05/14/2029None4.638
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000160666 | EMAAR07/06/2031None3.7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000160666 | TNB Global Ventures11/01/2028None4.851
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000160666 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000160666 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000160666 | Government
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000160666 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000160666 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000160666 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000160666 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000160666 | Bank Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000160666 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000160666 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000160666 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.30%